Production, Operating and Transportation and Selling, General, and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Disclosure of production, operating and transportation expenses
The following table summarizes production, operating and transportation expenses in the consolidated statements of loss for the years ended December 31, 2020 and 2019:

Production, Operating and Transportation Expenses
($ millions)	2020	2019
Services and support costs	1,119	1,255
Salaries and benefits	576	773
Materials, equipment rentals and leases	191	250
Energy and utility	476	482
Licensing fees	160	204
Transportation	18	17
Other	20	49
Total production, operating and transportation expenses(1)	2,560	3,030

Disclosure of general and administrative expense
The following table summarizes selling, general and administrative expenses in the consolidated statements of loss for the years ended December 31, 2020 and 2019:

Selling, General and Administrative Expenses
($ millions)	2020	2019
Employee costs(1)	443	450
Stock-based compensation expense (recovery)(2)	16	(2)
Contract services	128	133
Equipment rentals and leases	16	11
Maintenance and other	142	101
Total selling, general and administrative expenses	745	693
(1)    Employee costs are comprised of salary and benefits earned during the year, plus cash bonuses awarded during the year. Annual bonus awards settled in shares are included in stock-based compensation expense.
(2) Stock-based compensation expense represents the cost to the Company for participation in share-based payment plans.